Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

June 15, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds 2030 Term High Yield and Income ETF, each dated June 14, 2023, do not differ from those contained in Post-Effective Amendment No. 2,649 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 14, 2023.

Yours truly,

/s/ Allison Pristash
Allison L. Pristash
Assistant Secretary